Segment Information - Summary of Operating Results of Reportable Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [Line Items]
Revenues	$ 6,794	$ 6,627
Reportable segments adjusted EBITDA	2,793	2,622
Corporate costs	(115)	(293)
Fair value adjustments	(18)	18
Depreciation	(116)	(140)
Other operating gains, net	397	211
Operating profit	2,332	1,834
Net interest expense	(152)	(196)
Other finance (costs) income	(192)	444
Share of post-tax earnings (losses) in equity method investments	1,075	(432)
Tax expense	(417)	(259)
Earnings from continuing operations	2,646	1,391
Operating segments [member] | Legal Professionals [member]
Disclosure of operating segments [Line Items]
Revenues	2,807	2,803
Reportable segments adjusted EBITDA	1,299	1,227
Operating segments [member] | Corporates [member]
Disclosure of operating segments [Line Items]
Revenues	1,620	1,536
Reportable segments adjusted EBITDA	619	578
Operating segments [member] | Tax & Accounting Professionals [member]
Disclosure of operating segments [Line Items]
Revenues	1,058	986
Reportable segments adjusted EBITDA	490	451
Operating segments [member] | Reuters News [member]
Disclosure of operating segments [Line Items]
Revenues	769	733
Reportable segments adjusted EBITDA	172	154
Operating segments [member] | Global Print [member]
Disclosure of operating segments [Line Items]
Revenues	562	592
Reportable segments adjusted EBITDA	213	212
Operating segments [member] | Eliminations [member]
Disclosure of operating segments [Line Items]
Revenues	(22)	(23)
Computer software [member]
Disclosure of operating segments [Line Items]
Amortization	(512)	(485)
Other identifiable intangible assets [member]
Disclosure of operating segments [Line Items]
Amortization	$ (97)	$ (99)